PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses And Other Current Assets Net
SCHEDULE OF PREPAYMENT AND OTHER CURRENT ASSETS

Prepayments and other current assets, net consisted of the following:

	As of December 31,
	2023	2024
loans to third parties (1)	$581,229	$500,986
Deductible input VAT	225,735	137,647
Prepaid expense	13,073	19,179
Advance to suppliers	20,682	4,856
Advance to employee	109	-
Deposit	34,291	-
Others	-	209
Total	$875,119	$662,877

(1)

The balance as of December 31, 2023 mainly represented the US$575,000 loan that MKD BVI lent to Cetus Sponsor LLC with an annual interest of 6.5% and accrued interest. Cetus Sponsor LLC is sponsor of Cetus Capital and became a related party of the Company after the Closing Date upon the closing of the Business Combination. Therefore, the balance of loans to Cetus Sponsor LLC was included in amounts due from related parties as of December 31, 2024.

The balance as of December 31, 2024 mainly represented the interest-free loan that MKD lent to a shareholder who held less than 5% of the Company’s ordinary shares on December 10, 2024. On February 18, 2025, the Company had collected total amounts from the shareholder.